LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
LEASES

NOTE 2 – LEASES

The Company leased office space in the PRC. Due to fluctuations in market conditions and changes in the Company’s operational space requirements, the office lease rate and office size may vary over time. As a result, the office lease term is typically within 12 months. During the periods present, the leases are within 12 months and is renewable upon mutual agreement between lessee and lessor, based on a new rental rate and office size at the renewal date. The office leases are considered as a short-term lease and the Company elected not to apply the recognition requirements for such leases. Instead, lease payments are recognized in profit or loss on a straight-line basis over the lease term and variable lease payments are recognized in the period in which the obligation is incurred. As of June 30, 2025 and December 31, 2024, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the consolidated statements of operations and comprehensive income:

	For the Six Months Ended June 30,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	9,800	3,800
Variable lease cost	-	-
Total lease cost	$9,800	$3,800

NOTE 2 – LEASES

The Company leased office space in the PRC. Due to fluctuations in market conditions and changes in the Company’s operational space requirements, lease rates and office size may vary over time. As a result, the lease term is typically within 12 months. The lease is renewable upon mutual agreement between lessee and lessor, based on a new rental rate and office size at the renewal date. The office lease is considered as a short-term lease and the Company elected not to apply the recognition requirements for such leases. Instead, lease payments are recognized in profit or loss on a straight-line basis over the lease term and variable lease payments are recognized in the period in which the obligation is incurred. As of December 31, 2024 and 2023, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2024	2023
Operating lease cost	$-	$-
Short-term lease cost	7,498	7,686
Variable lease cost	-	-
Total lease cost	$7,498	$7,686